VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—31.6%
Aerospace & Defense—0.6%
Axon Enterprise, Inc.(1)	221	$ 116
Ducommun, Inc.(1)	759	44
General Dynamics Corp.	165	45
Howmet Aerospace, Inc.	853	111
Kratos Defense & Security Solutions, Inc.(1)	1,175	35
Lockheed Martin Corp.	420	188
Mercury Systems, Inc.(1)	392	17
Northrop Grumman Corp.	42	21
RTX Corp.	767	102
Teledyne Technologies, Inc.(1)	103	51
V2X, Inc.(1)	629	31
		761

Air Freight & Logistics—0.1%
Expeditors International of Washington, Inc.	876	105
Forward Air Corp.(1)	1,145	23
		128

Automobile Components—0.1%
Garrett Motion, Inc.	7,579	63
Gentex Corp.	4,229	99
		162

Banks—1.8%
1st Source Corp.	704	42
Amalgamated Financial Corp.	1,403	40
Bancorp, Inc. (The)(1)	1,188	63
Bank of America Corp.	1,161	48
Brookline Bancorp, Inc.	9,758	106
Byline Bancorp, Inc.	1,915	50
Camden National Corp.	1,073	43
Central Pacific Financial Corp.	1,674	45
Coastal Financial Corp.(1)	495	45
Community Trust Bancorp, Inc.	976	49
Esquire Financial Holdings, Inc.	739	56
Financial Institutions, Inc.	1,946	49
First Bancshares, Inc. (The)	1,758	59
First Financial Corp.	676	33
Firstsun Capital Bancorp(1)	2,566	93
Hanmi Financial Corp.	1,992	45
Heritage Financial Corp.	2,213	54
Hingham Institution For SVGS	187	45
Independent Bank Corp.	1,454	45
JPMorgan Chase & Co.	533	131
Mercantile Bank Corp.	945	41
Metropolitan Bank Holding Corp.(1)	769	43
MidWestOne Financial Group, Inc.	1,791	53
Nicolet Bankshares, Inc.	403	44
Northeast Bank	498	46
Northrim BanCorp, Inc.	673	49
	Shares	Value

Banks—continued
Northwest Bancshares, Inc.	19,902	$ 239
Peapack-Gladstone Financial Corp.	1,402	40
QCR Holdings, Inc.	789	56
Sandy Spring Bancorp, Inc.	7,461	209
Third Coast Bancshares, Inc.(1)	1,374	46
Tompkins Financial Corp.	875	55
Univest Financial Corp.	1,700	48
Washington Trust Bancorp, Inc.	1,719	53
		2,163

Beverages—0.6%
Coca-Cola Consolidated, Inc.	39	53
Coca-Cola Europacific Partners plc	551	48
Constellation Brands, Inc. Class A	1,358	249
Monster Beverage Corp.(1)	4,146	243
National Beverage Corp.	1,497	62
PepsiCo, Inc.	295	44
		699

Biotechnology—0.8%
AbbVie, Inc.	216	45
ACADIA Pharmaceuticals, Inc.(1)	3,689	61
Alnylam Pharmaceuticals, Inc.(1)	148	40
Avidity Biosciences, Inc.(1)	1,165	34
CareDx, Inc.(1)	1,698	30
Exelixis, Inc.(1)	1,918	71
Halozyme Therapeutics, Inc.(1)	1,008	64
Incyte Corp.(1)	1,036	63
Insmed, Inc.(1)	746	57
Madrigal Pharmaceuticals, Inc.(1)	195	65
Mirum Pharmaceuticals, Inc.(1)	1,169	53
Natera, Inc.(1)	1,066	151
PTC Therapeutics, Inc.(1)	2,061	105
Scholar Rock Holding Corp.(1)	988	32
Summit Therapeutics, Inc.(1)	3,349	65
Vaxcyte, Inc.(1)	624	23
Veracyte, Inc.(1)	1,333	39
		998

Broadline Retail—0.1%
Amazon.com, Inc.(1)	544	104
eBay, Inc.	61	4
Etsy, Inc.(1)	452	21
MercadoLibre, Inc.(1)	6	12
		141

Building Products—1.0%
A.O. Smith Corp.	1,547	101
	Shares	Value

Building Products—continued
AAON, Inc.	1,138	$ 89
Allegion plc	1,153	151
Apogee Enterprises, Inc.	3,024	140
AZZ, Inc.	2,782	233
Carlisle Cos., Inc.	387	132
Carrier Global Corp.	710	45
Masco Corp.	793	55
Tecnoglass, Inc.	659	47
Trane Technologies plc	479	161
		1,154

Capital Markets—1.9%
Acadian Asset Management, Inc.	3,103	80
Artisan Partners Asset Management, Inc. Class A	1,412	55
Bridge Investment Group Holdings, Inc. Class A	5,511	53
Broadridge Financial Solutions, Inc.	623	151
Brookfield Corp.	1,070	56
Cboe Global Markets, Inc.	444	101
CME Group, Inc. Class A	257	68
Cohen & Steers, Inc.	682	55
Diamond Hill Investment Group, Inc.	408	58
Evercore, Inc. Class A	343	69
Federated Hermes, Inc. Class B	1,876	77
Goldman Sachs Group, Inc. (The)	123	67
Golub Capital BDC, Inc.	3,482	53
Interactive Brokers Group, Inc. Class A	469	78
Intercontinental Exchange, Inc.	318	55
Invesco Ltd.	3,880	59
Janus Henderson Group plc	1,995	72
Jefferies Financial Group, Inc.	911	49
Main Street Capital Corp.	1,681	95
MarketAxess Holdings, Inc.	394	85
Moelis & Co. Class A	1,149	67
Moody’s Corp.	103	48
Morningstar, Inc.	264	79
MSCI, Inc. Class A	101	57
Nasdaq, Inc.	625	47
Nuveen Churchill Direct Lending Corp.	2,942	50
Perella Weinberg Partners Class A	1,926	35
PJT Partners, Inc. Class A	391	54
Robinhood Markets, Inc. Class A(1)	969	40
S&P Global, Inc.	209	106
StoneX Group, Inc.(1)	669	51
T. Rowe Price Group, Inc.	564	52
Virtu Financial, Inc. Class A	1,517	58
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Shares	Value

Capital Markets—continued
WisdomTree, Inc.	8,739	$ 78
		2,258

Chemicals—0.2%
Cabot Corp.	975	81
Ecolab, Inc.	199	50
International Flavors & Fragrances, Inc.	717	56
Linde plc	34	16
Sherwin-Williams Co. (The)	153	53
		256

Commercial Services & Supplies—0.6%
CECO Environmental Corp.(1)	1,125	26
Cintas Corp.	1,028	211
Ennis, Inc.	2,167	44
GEO Group, Inc. (The)(1)	1,163	34
Republic Services, Inc. Class A	317	77
Steelcase, Inc. Class A	19,290	211
Vestis Corp.	5,434	54
Waste Management, Inc.	480	111
		768

Communications Equipment—0.3%
Cisco Systems, Inc.	1,009	62
Ituran Location & Control Ltd.	489	18
Motorola Solutions, Inc.	231	101
NETGEAR, Inc.(1)	1,570	39
Ubiquiti, Inc.	517	160
		380

Construction & Engineering—0.3%
AECOM	465	43
Comfort Systems USA, Inc.	123	40
EMCOR Group, Inc.	341	126
Limbach Holdings, Inc.(1)	329	24
MasTec, Inc.(1)	359	42
Northwest Pipe Co.(1)	1,018	42
Primoris Services Corp.	483	28
		345

Construction Materials—0.3%
Eagle Materials, Inc.	360	80
Martin Marietta Materials, Inc.	126	60
United States Lime & Minerals, Inc.	628	55
Vulcan Materials Co.	466	109
		304

Consumer Finance—0.2%
Atlanticus Holdings Corp.(1)	915	47
Bread Financial Holdings, Inc.	1,232	62
	Shares	Value

Consumer Finance—continued
Enova International, Inc.(1)	544	$ 52
Nelnet, Inc. Class A	387	43
Synchrony Financial	1,040	55
		259

Consumer Staples Distribution & Retail—0.9%
Costco Wholesale Corp.	115	109
Dollar General Corp.	2,179	192
Dollar Tree, Inc.(1)	3,012	226
Natural Grocers by Vitamin Cottage, Inc.	749	30
Sprouts Farmers Market, Inc.(1)	601	92
Sysco Corp.	285	21
Target Corp.	1,092	114
U.S. Foods Holding Corp.(1)	1,095	72
United Natural Foods, Inc.(1)	1,187	32
Walmart, Inc.	1,885	165
		1,053

Containers & Packaging—0.2%
AptarGroup, Inc.	754	112
Crown Holdings, Inc.	799	71
International Paper Co.	1,182	63
Packaging Corp. of America	242	48
		294

Distributors—0.1%
Genuine Parts Co.	364	44
LKQ Corp.	994	42
		86

Diversified Consumer Services—0.4%
Adtalem Global Education, Inc.(1)	429	43
Carriage Services, Inc. Class A	1,359	53
Frontdoor, Inc.(1)	1,166	45
Grand Canyon Education, Inc.(1)	331	57
H&R Block, Inc.	1,094	60
Rollins, Inc.	1,621	88
Service Corp. International	692	55
Stride, Inc.(1)	443	56
Universal Technical Institute, Inc.(1)	1,426	37
		494

Diversified REITs—0.3%
American Homes 4 Rent Class A	1,388	52
CTO Realty Growth, Inc.	5,055	98
Global Net Lease, Inc.	21,157	170
Realty Income Corp.	474	28
		348

	Shares	Value

Diversified Telecommunication Services—0.4%
IDT Corp. Class B	1,108	$ 57
Verizon Communications, Inc.	8,131	369
		426

Electric Utilities—0.4%
Alliant Energy Corp.	335	21
American Electric Power Co., Inc.	190	21
Duke Energy Corp.	198	24
Entergy Corp.	220	19
Evergy, Inc.	346	24
Exelon Corp.	474	22
FirstEnergy Corp.	408	16
IDACORP, Inc.	247	29
NRG Energy, Inc.	1,656	158
OGE Energy Corp.	495	23
Pinnacle West Capital Corp.	216	21
Portland General Electric Co.	330	15
PPL Corp.	1,949	70
Southern Co. (The)	244	22
Xcel Energy, Inc.	310	22
		507

Electrical Equipment—0.3%
AMETEK, Inc.	604	104
Atkore, Inc.	970	58
Eaton Corp. plc	212	58
Emerson Electric Co.	277	30
NEXTracker, Inc. Class A(1)	1,374	58
		308

Electronic Equipment, Instruments & Components—0.3%
Benchmark Electronics, Inc.	1,201	46
CDW Corp.	525	84
Climb Global Solutions, Inc.	332	37
Coherent Corp.(1)	594	39
Insight Enterprises, Inc.(1)	368	55
Trimble, Inc.(1)	1,210	79
TTM Technologies, Inc.(1)	2,449	50
		390

Energy Equipment & Services—0.1%
Baker Hughes Co. Class A	996	44
Kodiak Gas Services, Inc.	957	36
Schlumberger N.V.	1,761	73
		153

Entertainment—0.3%
Electronic Arts, Inc.	746	108
IMAX Corp.(1)	1,610	42
Marcus Corp. (The)	2,671	45
ROBLOX Corp. Class A(1)	459	27
Spotify Technology S.A.(1)	65	36
TKO Group Holdings, Inc. Class A	414	63
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Shares	Value

Entertainment—continued
Walt Disney Co. (The)	156	$ 15
Warner Bros Discovery, Inc.(1)	2,444	26
		362

Financial Services—0.9%
Corpay, Inc.(1)	270	94
Dlocal Ltd. Class A(1)	7,558	63
Enact Holdings, Inc.	1,372	48
Equitable Holdings, Inc.	1,474	77
Fiserv, Inc.(1)	250	55
Mastercard, Inc. Class A	256	140
MGIC Investment Corp.	3,827	95
NMI Holdings, Inc. Class A(1)	2,299	83
Toast, Inc. Class A(1)	1,787	59
Visa, Inc. Class A	881	309
		1,023

Food Products—0.4%
Cal-Maine Foods, Inc.	436	40
Flowers Foods, Inc.	1,004	19
Fresh Del Monte Produce, Inc.	1,677	52
General Mills, Inc.	347	21
Hershey Co. (The)	114	19
Ingredion, Inc.	700	95
Lamb Weston Holdings, Inc.	865	46
Pilgrim’s Pride Corp.(1)	915	50
Post Holdings, Inc.(1)	225	26
TreeHouse Foods, Inc.(1)	2,181	59
Vital Farms, Inc.(1)	1,000	30
		457

Gas Utilities—0.2%
Atmos Energy Corp.	518	80
MDU Resources Group, Inc.	3,470	59
New Jersey Resources Corp.	462	23
Southwest Gas Holdings, Inc.	907	65
		227

Ground Transportation—0.3%
Avis Budget Group, Inc.(1)	221	17
Old Dominion Freight Line, Inc.	871	144
Union Pacific Corp.	683	161
		322

Health Care REITs—0.1%
LTC Properties, Inc.	2,155	76
Healthcare Equipment & Supplies—0.6%
Abbott Laboratories	4	1
Artivion, Inc.(1)	1,812	45
Becton Dickinson & Co.	221	51
BioLife Solutions, Inc.(1)	1,677	38
	Shares	Value

Healthcare Equipment & Supplies—continued
Boston Scientific Corp.(1)	1,031	$ 104
Edwards Lifesciences Corp.(1)	1,040	75
Hologic, Inc.(1)	647	40
IDEXX Laboratories, Inc.(1)	163	68
Inmode Ltd.(1)	1,236	22
Lantheus Holdings, Inc.(1)	332	32
Mesa Laboratories, Inc.	293	35
Omnicell, Inc.(1)	1,310	46
Solventum Corp.(1)	1,011	77
STAAR Surgical Co.(1)	4,109	72
Stryker Corp.	131	49
		755

Healthcare Providers & Services—0.6%
Cencora, Inc.	443	123
Chemed Corp.	228	140
CorVel Corp.(1)	870	97
DaVita, Inc.(1)	298	46
GeneDx Holdings Corp. Class A(1)	676	60
HCA Healthcare, Inc.	240	83
Humana, Inc.	247	65
Labcorp Holdings, Inc.	68	16
Pennant Group, Inc. (The)(1)	1,705	43
Quest Diagnostics, Inc.	129	22
Tenet Healthcare Corp.(1)	347	47
		742

Healthcare Technology—0.0%
HealthStream, Inc.	1,727	56
Hotel & Resort REITs—0.0%
Apple Hospitality REIT, Inc.	3,797	49
Hotels, Restaurants & Leisure—0.9%
Booking Holdings, Inc.	15	69
Boyd Gaming Corp.	1,282	84
Cava Group, Inc.(1)	966	83
Choice Hotels International, Inc.	416	55
Expedia Group, Inc.	59	10
Hilton Worldwide Holdings, Inc.	337	77
Life Time Group Holdings, Inc.(1)	2,108	64
MakeMyTrip Ltd.(1)	312	31
Marriott International, Inc. Class A	212	51
McDonald’s Corp.	379	118
Planet Fitness, Inc. Class A(1)	1,276	123
Royal Caribbean Cruises Ltd.	222	46
Wendy’s Co. (The)	4,662	68
Wingstop, Inc.	575	130
	Shares	Value

Hotels, Restaurants & Leisure—continued
Yum! Brands, Inc.	647	$ 102
		1,111

Household Durables—0.4%
DR Horton, Inc.	588	75
Garmin Ltd.	255	55
Lennar Corp. Class A	451	52
NVR, Inc.(1)	9	65
SharkNinja, Inc.(1)	1,151	96
TopBuild Corp.(1)	318	97
		440

Household Products—0.4%
Church & Dwight Co., Inc.	255	28
Colgate-Palmolive Co.	1,601	150
Kimberly-Clark Corp.	139	20
Procter & Gamble Co. (The)	952	162
WD-40 Co.	637	155
		515

Independent Power and Renewable Electricity Producers—0.1%
Talen Energy Corp.(1)	592	118
Industrial Conglomerates—0.2%
General Electric Co.	647	129
Honeywell International, Inc.	269	57
		186

Industrial REITs—0.1%
EastGroup Properties, Inc.	355	63
Insurance—0.9%
Aflac, Inc.	169	19
AMERISAFE, Inc.	1,012	53
Aon plc Class A	81	32
Brown & Brown, Inc.	181	22
Chubb Ltd.	235	71
Employers Holdings, Inc.	959	49
Erie Indemnity Co. Class A	195	82
Gallagher (Arthur J.) & Co.	75	26
Goosehead Insurance, Inc. Class A	905	107
Hartford Insurance Group, Inc. (The)	208	26
International General Insurance Holdings Ltd.	1,454	38
Kinsale Capital Group, Inc.	184	90
Loews Corp.	243	22
Markel Group, Inc.(1)	63	118
Marsh & McLennan Cos., Inc.	644	157
Old Republic International Corp.	716	28
Progressive Corp. (The)	238	67
Willis Towers Watson plc	62	21
		1,028

See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Shares	Value

Interactive Media & Services—0.4%
Alphabet, Inc. Class A	776	$ 120
Match Group, Inc.	2,014	63
Meta Platforms, Inc. Class A	167	96
Pinterest, Inc. Class A(1)	1,725	54
QuinStreet, Inc.(1)	2,146	38
Yelp, Inc. Class A(1)	1,738	64
ZoomInfo Technologies, Inc. Class A(1)	5,953	60
		495

IT Services—0.8%
Accenture plc Class A	104	32
Amdocs Ltd.	1,199	110
GoDaddy, Inc. Class A(1)	1,018	183
Hackett Group, Inc. (The)	1,963	57
Kyndryl Holdings, Inc.(1)	7,758	244
Okta, Inc. Class A(1)	561	59
SS&C Technologies Holdings, Inc.	221	19
Twilio, Inc. Class A(1)	595	58
VeriSign, Inc.(1)	425	108
Wix.com Ltd.(1)	356	58
		928

Leisure Products—0.1%
Sturm Ruger & Co., Inc.	3,009	118
Life Sciences Tools & Services—0.2%
Azenta, Inc.(1)	1,367	47
Fortrea Holdings, Inc.(1)	5,037	38
Illumina, Inc.(1)	208	17
Mettler-Toledo International, Inc.(1)	46	54
Sotera Health Co.(1)	5,113	60
West Pharmaceutical Services, Inc.	188	42
		258

Machinery—0.7%
Allison Transmission Holdings, Inc.	912	87
Atmus Filtration Technologies, Inc.	1,764	65
Caterpillar, Inc.	190	63
Deere & Co.	105	49
Donaldson Co., Inc.	723	48
Graham Corp.(1)	901	26
Illinois Tool Works, Inc.	447	111
Kornit Digital Ltd.(1)	1,760	34
Lincoln Electric Holdings, Inc.	448	85
Miller Industries, Inc.	994	42
Otis Worldwide Corp.	591	61
REV Group, Inc.	4,272	135
Snap-on, Inc.	158	53
		859

Marine Transportation—0.1%
Kirby Corp.(1)	512	52
	Shares	Value

Marine Transportation—continued
Matson, Inc.	399	$ 51
		103

Media—0.3%
EchoStar Corp. Class A(1)	1,680	43
Fox Corp. Class A	1,148	65
Interpublic Group of Cos., Inc. (The)	6,953	189
New York Times Co. (The) Class A	1,116	55
		352

Metals & Mining—0.3%
Agnico Eagle Mines Ltd.	611	66
Carpenter Technology Corp.	283	51
Freeport-McMoRan, Inc.	1,207	46
Kinross Gold Corp.	4,746	60
Pan American Silver Corp.	1,773	46
Southern Copper Corp.	794	74
		343

Mortgage Real Estate Investment Trusts (REITs)—0.0%
Rithm Capital Corp.	4,530	52
Multi-Utilities—0.2%
Ameren Corp.	217	22
CenterPoint Energy, Inc.	812	29
CMS Energy Corp.	338	25
Consolidated Edison, Inc.	711	79
DTE Energy Co.	194	27
NiSource, Inc.	592	24
Northwestern Energy Group, Inc.	545	32
Public Service Enterprise Group, Inc.	231	19
Sempra	240	17
WEC Energy Group, Inc.	205	22
		296

Office REITs—0.2%
Brandywine Realty Trust	51,045	228
COPT Defense Properties	1,706	46
		274

Oil, Gas & Consumable Fuels—1.9%
Antero Midstream Corp.	13,627	245
Chevron Corp.	235	39
CVR Energy, Inc.	3,504	68
Delek Logistics Partners LP	887	38
Dorchester Minerals LP	1,961	59
Dorian LPG Ltd.	16,444	367
DT Midstream, Inc.	927	90
Excelerate Energy, Inc. Class A	1,214	35
Exxon Mobil Corp.	691	82
International Seaways, Inc.	9,677	321
Kinder Morgan, Inc.	3,845	110
Magnolia Oil & Gas Corp. Class A	2,548	64
	Shares	Value

Oil, Gas & Consumable Fuels—continued
Sitio Royalties Corp. Class A	3,210	$ 64
Summit Midstream Corp.(1)	741	25
Targa Resources Corp.	585	117
Teekay Tankers Ltd. Class A	9,290	356
Texas Pacific Land Corp.	116	154
		2,234

Paper & Forest Products—0.0%
Louisiana-Pacific Corp.	598	55
Passenger Airlines—0.1%
Alaska Air Group, Inc.(1)	696	34
Southwest Airlines Co.	127	4
United Airlines Holdings, Inc.(1)	341	24
		62

Personal Care Products—0.0%
Kenvue, Inc.	1,233	30
Pharmaceuticals—0.6%
Axsome Therapeutics, Inc.(1)	537	63
Bausch Health Cos., Inc.(1)	2,425	16
Corcept Therapeutics, Inc.(1)	598	68
Eli Lilly & Co.	54	44
Enliven Therapeutics, Inc.(1)	1,052	21
Johnson & Johnson	434	72
Pfizer, Inc.	11,648	295
Zoetis, Inc. Class A	788	130
		709

Professional Services—0.6%
Alight, Inc. Class A	9,617	57
Automatic Data Processing, Inc.	75	23
CRA International, Inc.	293	51
Fair Isaac Corp.(1)	31	57
Fiverr International Ltd.(1)	1,519	36
Heidrick & Struggles International, Inc.	1,330	57
Kforce, Inc.	1,464	72
Paychex, Inc.	667	103
Robert Half, Inc.	1,211	66
Thomson Reuters Corp.	17	3
Verisk Analytics, Inc. Class A	341	101
Willdan Group, Inc.(1)	676	28
WNS Holdings Ltd.(1)	1,048	64
		718

Real Estate Management & Development—0.1%
eXp World Holdings, Inc.	5,900	58
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Shares	Value

Real Estate Management & Development—continued
Zillow Group, Inc. Class A(1)	816	$ 54
		112

Retail REITs—0.5%
Agree Realty Corp.	1,067	82
NNN REIT, Inc.	6,151	262
Saul Centers, Inc.	6,509	235
		579

Semiconductors & Semiconductor Equipment—0.8%
Applied Materials, Inc.	471	68
Broadcom, Inc.	550	92
CEVA, Inc.(1)	854	22
Cirrus Logic, Inc.(1)	2,190	218
KLA Corp.	84	57
Marvell Technology, Inc.	357	22
NVE Corp.	3,704	236
NVIDIA Corp.	175	19
QUALCOMM, Inc.	379	58
Semtech Corp.(1)	2,656	92
Texas Instruments, Inc.	304	55
		939

Software—1.1%
Autodesk, Inc.(1)	250	65
BlackLine, Inc.(1)	1,235	60
Check Point Software Technologies Ltd.(1)	270	62
Commvault Systems, Inc.(1)	770	121
Daily Journal Corp.(1)	98	39
Docusign, Inc. Class A(1)	954	78
Dropbox, Inc. Class A(1)	2,296	61
E2open Parent Holdings, Inc.(1)	48,518	97
Fortinet, Inc.(1)	701	67
Gen Digital, Inc.	2,675	71
Guidewire Software, Inc.(1)	241	45
Intapp, Inc.(1)	815	48
InterDigital, Inc.	191	39
Klaviyo, Inc. Class A(1)	1,346	41
Manhattan Associates, Inc.(1)	415	72
Q2 Holdings, Inc.(1)	805	64
Qualys, Inc.(1)	176	22
Rapid7, Inc.(1)	555	15
Red Violet, Inc.	975	37
Roper Technologies, Inc.	183	108
Salesforce, Inc.	186	50
Verint Systems, Inc.(1)	3,564	64
Vertex, Inc. Class A(1)	897	31
		1,357

Specialized REITs—0.0%
Four Corners Property Trust, Inc.	666	19
	Shares	Value

Specialized REITs—continued
VICI Properties, Inc. Class A	844	$ 28
		47

Specialty Retail—1.9%
AutoZone, Inc.(1)	17	65
Bath & Body Works, Inc.	1,646	50
Boot Barn Holdings, Inc.(1)	355	38
Buckle, Inc. (The)	1,988	76
Build-A-Bear Workshop, Inc. Class A	773	29
Burlington Stores, Inc.(1)	974	232
CarMax, Inc.(1)	3,251	253
Chewy, Inc. Class A(1)	2,095	68
Dick’s Sporting Goods, Inc.	239	48
Five Below, Inc.(1)	1,437	108
Gap, Inc. (The)	6,219	128
Home Depot, Inc. (The)	410	150
Lowe’s Cos., Inc.	343	80
O’Reilly Automotive, Inc.(1)	73	105
Ross Stores, Inc.	583	74
Sonic Automotive, Inc. Class A	644	37
TJX Cos., Inc. (The)	883	107
Tractor Supply Co.	1,465	81
Ulta Beauty, Inc.(1)	631	231
Williams-Sonoma, Inc.	1,966	311
Winmark Corp.	219	70
		2,341

Technology Hardware, Storage & Peripherals—0.1%
Apple, Inc.	425	94
Diebold Nixdorf, Inc.(1)	815	36
Western Digital Corp.(1)	963	39
		169

Textiles, Apparel & Luxury Goods—0.4%
Crocs, Inc.(1)	148	16
Deckers Outdoor Corp.(1)	428	48
Lululemon Athletica, Inc.(1)	465	131
Oxford Industries, Inc.	1,641	96
PVH Corp.	1,329	86
Tapestry, Inc.	582	41
VF Corp.	2,069	32
		450

Tobacco—0.6%
Philip Morris International, Inc.	1,206	191
Turning Point Brands, Inc.	781	46
Universal Corp.	7,893	443
		680

Trading Companies & Distributors—0.8%
Core & Main, Inc. Class A(1)	2,990	145
DXP Enterprises, Inc.(1)	448	37
Fastenal Co.	2,931	227
FTAI Aviation Ltd.	413	46
	Shares	Value

Trading Companies & Distributors—continued
H&E Equipment Services, Inc.	1,628	$ 154
United Rentals, Inc.	245	154
W.W. Grainger, Inc.	129	127
Willis Lease Finance Corp.	171	27
		917

Water Utilities—0.0%
Middlesex Water Co.	469	30
Wireless Telecommunication Services—0.1%
Telephone & Data Systems, Inc.	1,366	53
T-Mobile US, Inc.	445	119
		172

Total Common Stocks (Identified Cost $38,030)		38,044

Master Limited Partnerships and Related Companies—0.8%
Diversified—0.3%
Black Stone Minerals LP	3,987	61
CVR Partners LP	1,570	118
Energy Transfer LP	2,392	44
Enterprise Products Partners LP	2,602	89
MPLX LP	843	45
		357

Downstream/Other—0.2%
USA Compression Partners LP	8,921	241
Dry Bulk Shipping—0.0%
Navios Maritime Partners LP	823	32
Electric, LDC & Power—0.2%
Suburban Propane Partners LP	11,455	241
Thermal Coal—0.1%
Natural Resource Partners LP	566	59
Total Master Limited Partnerships and Related Companies (Identified Cost $950)		930

Total Long-Term Investments—32.4% (Identified Cost $38,980)		38,974

See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value
Short-Term Investments—56.0%
Certificate of Deposit—4.2%
DNB Bank Norway (NY) 4.310% 4/1/25	$ 5,000	$ 5,000
Total Certificate of Deposit (Identified Cost $5,000)		5,000

	Shares
Money Market Mutual Fund—17.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.226%)(2)	21,013,421	21,013
Total Money Market Mutual Fund (Identified Cost $21,013)		21,013

	Par Value
U.S. Government Securities—34.4%
U.S. Treasury Bills
0.000%, 4/1/25(3)	$ 6,000	6,000
0.000%, 4/8/25(3)	8,000	7,993
0.000%, 4/15/25(3)	7,000	6,989
0.000%, 4/22/25(3)	4,000	3,990
0.000%, 4/24/25(3)	6,000	5,984
0.000%, 4/29/25(3)	2,500	2,492
0.000%, 5/13/25(3)	3,000	2,985
	Par Value	Value
0.000%, 5/20/25(3)	$ 5,000	$ 4,971
Total U.S. Government Securities (Identified Cost $41,405)		41,404

Total Short-Term Investments (Identified Cost $67,418)		67,417

TOTAL INVESTMENTS—88.4% (Identified Cost $106,398)		$106,391
Other assets and liabilities, net—11.6%		14,017
NET ASSETS—100.0%		$120,408

Abbreviations:
BDC	Business Development Companies
BTP	Italian Buonie
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
IBEX	Spanish Stock Exchange
LME	London Metal Exchange
LP	Limited Partnership
MIB	Milano Indice di Borsa
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
OMXS	Nordic Exchange Stockholm Index
plc	Public Limited Company
RBOB	Reformulated Gasoline Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SONIA	Sterling Overnight Index Average
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
ULSD	Ultra Low Sulfur Diesel
WTI	West Texas Intermediate
Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Counterparties:
MS	Morgan Stanley Capital Services LLC

Foreign Currencies:
CHF	Swiss Franc
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand
Exchange-traded futures contracts as of March 31, 2025 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
CAC 40® 10 Euro Future	April 2025	2	$169	$—	$(5)
FTSE China A50 Future	April 2025	219	2,920	—	(24)
FTSE Taiwan Index Future	April 2025	3	209	—	(16)
Hang Seng Index Future	April 2025	8	1,191	—	(19)
HSCEI Index Future	April 2025	41	2,244	—	(48)
IBEX 35 Index Future	April 2025	2	284	—	(3)
Low Sulphur Gas Oil Future	April 2025	1	69	—	(3)
MSCI Singapore IX ETS Future	April 2025	17	493	—	(11)
OMXS 30 Index Future	April 2025	14	345	—	(27)
Copper Future	May 2025	14	1,762	90	—
Natural Gas Future	May 2025	9	371	—	(25)
Silver Future	May 2025	1	173	6	—
2 Year U.S. Treasury Note Future	June 2025	9	1,865	3	—
5 Year U.S. Treasury Note Future	June 2025	7	757	—(1)	—
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
Exchange-traded futures contracts as of March 31, 2025 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
10 Year Australian Bond Future	June 2025	67	$4,716	$18	$—
10 Year Canadian Bond Future	June 2025	16	1,380	1	—
10 Year U.S. Ultra Future	June 2025	11	1,255	16	—
U.S. Long Bond Future	June 2025	2	235	1	—
Brent Crude Future	June 2025	12	897	76	—
Canadian Dollar Future	June 2025	16	1,117	—	(2)
Euro STOXX 50® Index Future	June 2025	35	1,964	—	(60)
Euro-BTP Future	June 2025	9	1,046	—	—(1)
Euro-BTP Future	June 2025	44	5,591	—	(116)
Euro-OAT Future	June 2025	24	3,184	—	(62)
FTSE 100 Index Future	June 2025	7	777	—	(7)
FTSE/JSE Top 40 Future	June 2025	4	179	—	(1)
FTSE/MIB Index Future	June 2025	2	404	—	(9)
Gold Future	June 2025	20	6,301	185	—
Japanese Yen Future	June 2025	41	3,443	—	(3)
Live Cattle Future	June 2025	18	1,466	44	—
LME Nickel Future	June 2025	2	190	—(1)	—
LME Aluminium Future	June 2025	20	1,310	—	(45)
LME Zinc Future	June 2025	6	439	—	(11)
MSCI EAFE® Index Future	June 2025	28	3,383	—	(119)
MSCI Emerging Markets Index Future	June 2025	59	3,277	—	(104)
Nasdaq 100® E-Mini Index Future	June 2025	8	3,110	—	(77)
S&P 500® E-Mini Index Future	June 2025	29	8,197	—	(41)
S&P Mid 400® E-Mini Index Future	June 2025	21	6,171	—	(26)
S&P/TSX 60 Index Future	June 2025	3	624	9	—
STOXX Europe 600 Future	June 2025	339	9,696	—	(373)
TOPIX Index Future	June 2025	17	3,017	34	—
Cocoa Future	July 2025	3	237	1	—
Coffee ’C’ Future	July 2025	2	282	—	(2)
Corn Future	July 2025	56	1,297	—	(121)
Soybean Future	July 2025	5	257	—	(1)
Sugar #11World Future	July 2025	19	397	—	(15)
3-Month EURIBOR Future	September 2025	11	2,913	1	—
				$485	$(1,376)
Short Contracts:
Indian Rupee Future	April 2025	(262)	(6,119)	—	(77)
Brazil Real Future	May 2025	(26)	(453)	—	(3)
Cotton No. 2 Future	May 2025	(37)	(1,236)	19	—
Gasoline RBOB Future	May 2025	(10)	(962)	—	(69)
NY Harbor ULSD Future	May 2025	(1)	(96)	—	(5)
WTI Crude Future	May 2025	(12)	(858)	—	(38)
3 Year Australian Bond Future	June 2025	(12)	(799)	—	(2)
10 Year Euro-Bund Future	June 2025	(12)	(1,672)	—	(12)
10 Year U.K. Gilt Future	June 2025	(28)	(3,316)	4	—
10 Year U.S. Treasury Note Future	June 2025	(253)	(28,138)	—	(251)
30 Year Euro-BUXL Bond Future	June 2025	(3)	(387)	3	—
Australian Dollar Future	June 2025	(3)	(188)	2	—
British Pound Future	June 2025	(64)	(5,164)	9	—
Euro FX Currency Future	June 2025	(17)	(2,308)	6	—
Euro-BOBL Future	June 2025	(10)	(1,274)	5	—
LME Nickel Future	June 2025	(6)	(557)	—	(15)
LME Aluminium Future	June 2025	(2)	(126)	—	—(1)
LME Zinc Future	June 2025	(12)	(860)	4	—
Mexican Peso Future	June 2025	(49)	(1,187)	20	—
Russell 2000® E-Mini Index Future	June 2025	(27)	(2,737)	77	—
U.S. Treasury Ultra Bond Future	June 2025	(2)	(244)	—	(2)
Soybean Meal Future	July 2025	(15)	(449)	12	—
Soybean Oil Future	July 2025	(19)	(517)	—	(15)
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
Exchange-traded futures contracts as of March 31, 2025 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Wheat Future	July 2025	(49)	$(1,349)	$108	$—
3-Month SOFR Future	September 2025	(56)	(13,467)	—	(19)
3-Month SONIA Index Future	September 2025	(9)	(2,789)	—	(1)
				269	(509)
Total				$754	$(1,885)
Footnote Legend:
(1)Amount is less than $500 (not in thousands).

Forward foreign currency exchange contracts as of March 31, 2025 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CHF	4,500	USD	5,158	UBS AG	06/18/25	$—	$(24)
NOK	52,000	USD	4,876	UBS AG	06/18/25	67	—
NZD	4,700	USD	2,696	UBS AG	06/18/25	—	(23)
PLN	1,000	USD	258	UBS AG	06/18/25	—	(1)
SEK	4,000	USD	398	UBS AG	06/18/25	2	—
SGD	1,000	USD	755	UBS AG	06/18/25	—	(8)
USD	7,448	CHF	6,500	UBS AG	06/18/25	31	—
USD	5,664	NZD	9,900	UBS AG	06/18/25	33	—
USD	2,993	SEK	30,000	UBS AG	06/18/25	—	(5)
ZAR	3,500	USD	193	UBS AG	06/18/25	—	(3)
Total						$133	$(64)

Over-the-counter equity basket total return swap outstanding as of March 31, 2025 were as follows:
	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)	Value of Reference Entities	Notional Amount Net Asset Percentage
Equity Securities Short	MS	5/2/2028	$(15,472)	$—	$(15,472)	(12.85)%
The following table represents the reference entities underlying the total return swap with Morgan Stanley Capital Services LLC as of March 31, 2025:
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Short
Aerospace & Defense
Boeing Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(293)	$(50)	$(50)	$—
Huntington Ingalls Industries, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(270)	(55)	(55)	—
						(105)	(105)	—
Air Freight & Logistics
FedEx Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(464)	(113)	(113)	—
United Parcel Service, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(549)	(60)	(60)	—
						(173)	(173)	—
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Automobile Components
Aptiv plc	USFF -0.450%	Quarterly	MS	5/2/2028	(3,016)	$(180)	$(180)	$—
BorgWarner, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,442)	(41)	(41)	—
Goodyear Tire & Rubber Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,793)	(44)	(44)	—
						(265)	(265)	—
Automobiles
Ford Motor Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,963)	(60)	(60)	—
General Motors Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,143)	(54)	(54)	—
						(114)	(114)	—
Banks
Atlantic Union Bankshares Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(19,620)	(611)	(611)	—
Banc Of California, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,460)	(92)	(92)	—
Berkshire Hills Bancorp, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,474)	(65)	(65)	—
Burke & Herbert Financial Services Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,579)	(89)	(89)	—
Cadence Bank	USFF -0.450%	Quarterly	MS	5/2/2028	(3,042)	(92)	(92)	—
Columbia Financial, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,297)	(94)	(94)	—
Dime Community Bancshares, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,087)	(30)	(30)	—
Keycorp	USFF -0.450%	Quarterly	MS	5/2/2028	(5,311)	(85)	(85)	—
Pacific Premier Bancorp, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,772)	(80)	(80)	—
Renasant Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(16,116)	(547)	(547)	—
TFS Financial Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,130)	(39)	(39)	—
Triumph Financial, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,227)	(71)	(71)	—
						(1,895)	(1,895)	—
Beverages
Brown-Forman Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,226)	(76)	(76)	—
Celsius Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,827)	(65)	(65)	—
Coca-Cola Co. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(31)	(2)	(2)	—
						(143)	(143)	—
Biotechnology
Apogee Therapeutics, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(924)	(34)	(34)	—
Arrowhead Pharmaceuticals, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,324)	(30)	(30)	—
Biogen, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(278)	(38)	(38)	—
Bridgebio Pharma, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,391)	(48)	(48)	—
Cytokinetics, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,200)	(88)	(88)	—
Exact Sciences Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(798)	(34)	(34)	—
Intellia Therapeutics, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,511)	(25)	(25)	—
Moderna, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,330)	(38)	(38)	—
Twist Bioscience Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,163)	(46)	(46)	—
Vera Therapeutics, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,538)	(37)	(37)	—
						(418)	(418)	—
Broadline Retail
Coupang, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,190)	(48)	(48)	—
Global-e Online Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(444)	(16)	(16)	—
						(64)	(64)	—
Capital Markets
Coinbase Global, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(713)	(123)	(123)	—
DigitalBridge Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,516)	(31)	(31)	—
Stepstone Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(462)	(24)	(24)	—
XP, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,181)	(44)	(44)	—
						(222)	(222)	—
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Chemicals
Albemarle Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,463)	$(177)	$(177)	$—
Aspen Aerogels, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,423)	(28)	(28)	—
FMC Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(914)	(39)	(39)	—
Huntsman Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,332)	(69)	(69)	—
						(313)	(313)	—
Commercial Services & Supplies
ACV Auctions, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,210)	(73)	(73)	—

Communications Equipment
Applied Optoelectronics, Inc.	USFF -0.580%	Quarterly	MS	5/2/2028	(969)	(15)	(15)	—
Viasat, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,661)	(48)	(48)	—
						(63)	(63)	—
Construction & Engineering
Myr Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(470)	(53)	(53)	—
Tutor Perini Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,879)	(44)	(44)	—
						(97)	(97)	—
Consumer Finance
Lendingtree, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(309)	(15)	(15)	—
Upstart Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(470)	(22)	(22)	—
						(37)	(37)	—
Containers & Packaging
Amcor plc	USFF -0.450%	Quarterly	MS	5/2/2028	(5,701)	(55)	(55)	—
Avery Dennison Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(26)	(5)	(5)	—
O-I Glass, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,977)	(34)	(34)	—
						(94)	(94)	—
Diversified REITs
Apartment Investment and Management Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(10,847)	(95)	(95)	—
Elme Communities	USFF -0.450%	Quarterly	MS	5/2/2028	(5,111)	(89)	(89)	—
Essential Properties Realty Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,224)	(40)	(40)	—
Healthcare Realty Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,389)	(24)	(24)	—
One Liberty Properties, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,352)	(88)	(88)	—
WP Carey, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,317)	(83)	(83)	—
						(419)	(419)	—
Diversified Telecommunication Services
Anterix, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,003)	(74)	(74)	—
Iridium Communications, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,801)	(49)	(49)	—
						(123)	(123)	—
Electric Utilities
Edison International	USFF -0.450%	Quarterly	MS	5/2/2028	(1,121)	(66)	(66)	—

See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Electrical Equipment
Array Technologies, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,289)	$(30)	$(30)	$—
Sensata Technologies Holding plc	USFF -0.450%	Quarterly	MS	5/2/2028	(3,453)	(84)	(84)	—
Shoals Technologies Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(12,621)	(42)	(42)	—
Vertiv Holdings Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(95)	(7)	(7)	—
						(163)	(163)	—
Energy Equipment & Services
Patterson-UTI Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,991)	(49)	(49)	—

Entertainment
Netflix, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(15)	(14)	(14)	—
Roku, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(567)	(40)	(40)	—
						(54)	(54)	—
Financial Services
Apollo Global Management, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(390)	(53)	(53)	—
Banco Latinoamericano De Comercio Exterior S.A.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,493)	(128)	(128)	—
Block, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,857)	(101)	(101)	—
Cannae Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,994)	(92)	(92)	—
Corebridge Financial, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,961)	(94)	(94)	—
Jackson Financial, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,185)	(99)	(99)	—
PayPal Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(910)	(59)	(59)	—
Remitly Global, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,970)	(41)	(41)	—
Stoneco Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,271)	(55)	(55)	—
						(722)	(722)	—
Food Products
Bunge Global S.A.	USFF -0.450%	Quarterly	MS	5/2/2028	(848)	(65)	(65)	—
Darling Ingredients, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,453)	(45)	(45)	—
Kraft Heinz Co. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(621)	(19)	(19)	—
Mondelez International, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(164)	(11)	(11)	—
						(140)	(140)	—
Ground Transportation
FTAI Infrastructure, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(16,249)	(74)	(74)	—
Grab Holdings Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(18,031)	(82)	(82)	—
Lyft, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,503)	(53)	(53)	—
						(209)	(209)	—
Health Care REITs
Universal Health Realty Income Trust	USFF -0.450%	Quarterly	MS	5/2/2028	(4,116)	(169)	(169)	—

Healthcare Equipment & Supplies
Conmed Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(678)	(41)	(41)	—
Envista Holdings Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,302)	(40)	(40)	—
Insulet Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(225)	(59)	(59)	—
Medtronic plc	USFF -0.450%	Quarterly	MS	5/2/2028	(402)	(36)	(36)	—
Penumbra, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(195)	(52)	(52)	—
						(228)	(228)	—
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Healthcare Providers & Services
Acadia Healthcare Co., Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,026)	$(61)	$(61)	$—
Molina Healthcare, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(178)	(59)	(59)	—
The Cigna Group	USFF -0.450%	Quarterly	MS	5/2/2028	(192)	(63)	(63)	—
Universal Health Services, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(308)	(58)	(58)	—
						(241)	(241)	—
Healthcare Technology
Doximity, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(350)	(20)	(20)	—
Veeva Systems, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(441)	(102)	(102)	—
						(122)	(122)	—
Hotels, Restaurants & Leisure
Airbnb, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(522)	(62)	(62)	—
Caesars Entertainment, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,120)	(103)	(103)	—
Chipotle Mexican Grill, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(5)	(0)	(0)	—
DraftKings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,001)	(33)	(33)	—
Expand Energy Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(260)	(29)	(29)	—
Genius Sports Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(9,309)	(93)	(93)	—
International Game Technology plc	USFF -0.450%	Quarterly	MS	5/2/2028	(5,251)	(86)	(86)	—
Mgm Resorts International	USFF -0.450%	Quarterly	MS	5/2/2028	(62)	(2)	(2)	—
Penn Entertainment, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,474)	(57)	(57)	—
Sweetgreen, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,946)	(74)	(74)	—
						(539)	(539)	—
Household Durables
Hovnanian Enterprises, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(133)	(14)	(14)	—
Installed Building Products, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(101)	(17)	(17)	—
						(31)	(31)	—
Independent Power and Renewable Electricity Producers
Vistra Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(179)	(21)	(21)	—

Industrial Conglomerates
3M Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(165)	(24)	(24)	—

Insurance
Baldwin Insurance Group, Inc. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(1,864)	(83)	(83)	—
Brighthouse Financial, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,711)	(99)	(99)	—
Globe Life, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(506)	(67)	(67)	—
Principal Financial Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(998)	(84)	(84)	—
						(333)	(333)	—
Interactive Media & Services
Bumble, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(8,892)	(39)	(39)	—
Snap, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,782)	(15)	(15)	—
Ziff Davis, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(816)	(31)	(31)	—
						(85)	(85)	—
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
IT Services
Affirm Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,030)	$(92)	$(92)	$—
Cloudflare, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(248)	(28)	(28)	—
DigitalOcean Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(705)	(24)	(24)	—
Fastly, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,416)	(9)	(9)	—
Flywire Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,948)	(37)	(37)	—
International Business Machines Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(41)	(10)	(10)	—
MongoDB, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(445)	(78)	(78)	—
Snowflake, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(397)	(58)	(58)	—
						(336)	(336)	—
Leisure Products
Hasbro, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,026)	(63)	(63)	—
Mattel, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,543)	(108)	(108)	—
						(171)	(171)	—
Life Sciences Tools & Services
10X Genomics, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,628)	(41)	(41)	—
Charles River Laboratories International, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(414)	(62)	(62)	—
Danaher Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(257)	(53)	(53)	—
NeoGenomics, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(8,782)	(83)	(83)	—
Thermo Fisher Scientific, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(42)	(21)	(21)	—
						(260)	(260)	—
Machinery
Toro Co. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(687)	(50)	(50)	—

Media
Charter Communications, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(94)	(35)	(35)	—
Comcast Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,735)	(101)	(101)	—
Omnicom Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,346)	(194)	(194)	—
Sirius Xm Holdings, Inc.	USFF -0.580%	Quarterly	MS	5/2/2028	(1,711)	(38)	(38)	—
Trade Desk, Inc. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(214)	(12)	(12)	—
						(380)	(380)	—
Metals & Mining
Alcoa Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,628)	(50)	(50)	—
Cleveland-Cliffs, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,455)	(37)	(37)	—
Ivanhoe Electric, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(12,460)	(72)	(72)	—
Newmont Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,128)	(54)	(54)	—
						(213)	(213)	—
Mortgage Real Estate Investment Trusts (REITs)
AGNC Investment Corp.	USFF -0.680%	Quarterly	MS	5/2/2028	(6,018)	(58)	(58)	—
Annaly Capital Management, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,163)	(64)	(64)	—
Apollo Commercial Real Estate Finance, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(8,338)	(80)	(80)	—
Ladder Capital Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(20,777)	(237)	(237)	—
New York Mortgage Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(36,087)	(234)	(234)	—
						(673)	(673)	—
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Oil, Gas & Consumable Fuels
APA Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,085)	$(44)	$(44)	$—
CNX Resources Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,470)	(78)	(78)	—
Comstock Resources, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,617)	(94)	(94)	—
EQT Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,780)	(95)	(95)	—
Marathon Petroleum Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(466)	(68)	(68)	—
Nordic American Tankers Ltd.	USFF -0.630%	Quarterly	MS	5/2/2028	(95,162)	(234)	(234)	—
SFL Corp. Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(27,670)	(227)	(227)	—
Uranium Energy Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(17,050)	(81)	(81)	—
Valero Energy Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(505)	(67)	(67)	—
Vitesse Energy, Inc.	USFF -0.630%	Quarterly	MS	5/2/2028	(10,224)	(251)	(251)	—
						(1,239)	(1,239)	—
Passenger Airlines
Delta Air Lines, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,005)	(44)	(44)	—

Personal Care Products
Coty, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,215)	(34)	(34)	—
Estee Lauder Cos., Inc. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(1,968)	(130)	(130)	—
						(164)	(164)	—
Pharmaceuticals
Merck & Co., Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(415)	(37)	(37)	—

Professional Services
Caci International, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(193)	(71)	(71)	—
Dayforce, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(619)	(36)	(36)	—
Trinet Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(714)	(56)	(56)	—
						(163)	(163)	—
Real Estate Management & Development
Compass, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,928)	(17)	(17)	—

Residential REITs
Veris Residential, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,784)	(98)	(98)	—

Retail REITs
Acadia Realty Trust	USFF -0.450%	Quarterly	MS	5/2/2028	(4,058)	(85)	(85)	—
Alexander’s, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,202)	(251)	(251)	—
InvenTrust Properties Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,029)	(89)	(89)	—
Kite Realty Group Trust	USFF -0.450%	Quarterly	MS	5/2/2028	(3,336)	(75)	(75)	—
						(500)	(500)	—
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Semiconductors & Semiconductor Equipment
ACM Research, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,932)	$(45)	$(45)	$—
Advanced Micro Devices, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,549)	(159)	(159)	—
Allegro MicroSystems, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,841)	(46)	(46)	—
Ambarella, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(555)	(28)	(28)	—
Axcelis Technologies, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(624)	(31)	(31)	—
Enphase Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(721)	(45)	(45)	—
Entegris, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,787)	(156)	(156)	—
Ichor Holdings Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(471)	(11)	(11)	—
Intel Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,396)	(32)	(32)	—
Lam Research Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(62)	(5)	(5)	—
Lattice Semiconductor Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,283)	(67)	(67)	—
Microchip Technology, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,385)	(116)	(116)	—
Micron Technology, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(545)	(47)	(47)	—
MKS Instruments, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(164)	(13)	(13)	—
ON Semiconductor Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(919)	(37)	(37)	—
Rambus, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(768)	(40)	(40)	—
SiTime Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(199)	(30)	(30)	—
Skyworks Solutions, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(665)	(43)	(43)	—
SolarEdge Technologies, Inc.	USFF -0.580%	Quarterly	MS	5/2/2028	(2,870)	(47)	(47)	—
Synaptics, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(831)	(53)	(53)	—
						(1,051)	(1,051)	—
Software
AppLovin Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(172)	(46)	(46)	—
Asana, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,938)	(28)	(28)	—
Aurora Innovation, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,506)	(30)	(30)	—
Blackbaud, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(985)	(61)	(61)	—
Braze, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(414)	(15)	(15)	—
C3.Ai, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(606)	(13)	(13)	—
Cadence Design Sys, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(323)	(82)	(82)	—
Cipher Mining, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(26,855)	(62)	(62)	—
Confluent, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,153)	(50)	(50)	—
Datadog, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(204)	(20)	(20)	—
Five9, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,083)	(29)	(29)	—
Freshworks, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,718)	(38)	(38)	—
Gitlab, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(483)	(23)	(23)	—
Iren Ltd.	USFF -0.680%	Quarterly	MS	5/2/2028	(6,556)	(40)	(40)	—
MARA Holdings, Inc.	USFF -0.680%	Quarterly	MS	5/2/2028	(5,787)	(67)	(67)	—
Microstrategy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(182)	(52)	(52)	—
Monday.com Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(106)	(26)	(26)	—
Palantir Technologies, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(187)	(16)	(16)	—
Riot Platforms, Inc.	USFF -0.680%	Quarterly	MS	5/2/2028	(14,960)	(106)	(106)	—
Sprout Social, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,772)	(39)	(39)	—
Synopsys, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(118)	(51)	(51)	—
Terawulf, Inc.	USFF -0.630%	Quarterly	MS	5/2/2028	(11,558)	(32)	(32)	—
UiPath, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,746)	(18)	(18)	—
Unity Software, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,314)	(45)	(45)	—
						(989)	(989)	—
Specialized REITs
Crown Castle, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,304)	(240)	(240)	—
Digital Realty Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(403)	(58)	(58)	—
Gaming and Leisure Properties, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,597)	(183)	(183)	—
Potlatchdeltic Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,902)	(86)	(86)	—
						(567)	(567)	—
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Specialty Retail
Advance Auto Parts, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,101)	$(43)	$(43)	$—
Best Buy Co., Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(732)	(54)	(54)	—
Carvana Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(66)	(14)	(14)	—
Signet Jewelers Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(658)	(38)	(38)	—
Warby Parker, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,088)	(38)	(38)	—
Wayfair, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,579)	(51)	(51)	—
						(238)	(238)	—
Technology Hardware, Storage & Peripherals
Super Micro Computer, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,847)	(63)	(63)	—

Textiles, Apparel & Luxury Goods
Nike, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(448)	(29)	(29)	—
Wolverine World Wide, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,921)	(82)	(82)	—
						(111)	(111)	—
Tobacco
Altria Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,884)	(113)	(113)	—

Trading Companies & Distributors
Herc Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(207)	(28)	(28)	—
Xometry, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,279)	(82)	(82)	—
						(110)	(110)	—
Water Utilities
American Water Works Co., Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(280)	(41)	(41)	—
Essential Utilities, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(758)	(30)	(30)	—
						(71)	(71)	—
Total						$(15,472)	$(15,472)	$—
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$41,404	$—	$41,404
Equity Securities:
Common Stocks	38,044	38,044	—
Master Limited Partnerships and Related Companies	930	930	—
Certificate of Deposit	5,000	—	5,000
Money Market Mutual Fund	21,013	21,013	—
Other Financial Instruments:
Futures Contracts	754	754	—
Forward Foreign Currency Exchange Contracts*	133	—	133
Total Assets	107,278	60,741	46,537
Liabilities:
Other Financial Instruments:
Futures Contracts	(1,885)	(1,885)	—
Forward Foreign Currency Exchange Contracts*	(64)	—	(64)
Over-the-Counter Equity Basket Total Return Swap*	—(1)	—	—(1)
Total Liabilities	(1,949)	(1,885)	(64)
Total Investments	$105,329	$58,856	$46,473

(1)	Represents net unrealized appreciation (depreciation) of $0, as reflected within the Consolidated Schedule of Investments.
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
See Notes to Consolidated Schedule of Investments

VIRTUS ALPHASIMPLEX GLOBAL ALTERNATIVES FUND
NOTES TO FINANCIAL STATEMENTS(Unaudited)
March 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Consolidated Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.